TAXATION (Details Textual)		1 Months Ended	12 Months Ended
	Apr. 01, 2019	Jan. 31, 2008	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%	25.00%	25.00%	25.00%	25.00%
Surtax Including Urban Maintenance and Construction Taxes and Additional Education Fees, Rate			6.00%	6.00%
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest				$ 1,239,491	$ (50,357)	$ (745,660)
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount				$ (18,282)	$ 106,546
Effective Income Tax Rate Reconciliation, Tax Holiday, Percent			50.00%	50.00%
Hong Kong [Member]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest			$ 2,000,000
Maximum [Member] | Hong Kong [Member]
Effective Income Tax Rate Reconciliation, Noncontrolling Interest Income (Loss), Percent			16.50%	16.50%
Minimum [Member] | Hong Kong [Member]
Effective Income Tax Rate Reconciliation, Noncontrolling Interest Income (Loss), Percent			8.25%	8.25%
Product [Member] | Maximum [Member]
Value-Added Tax Rate	16.00%
Product [Member] | Minimum [Member]
Value-Added Tax Rate	13.00%
Cargo and Freight [Member] | Maximum [Member]
Value-Added Tax Rate	10.00%
Cargo and Freight [Member] | Minimum [Member]
Value-Added Tax Rate	9.00%